Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Other Assets [Abstract]
Summary of Other Assets

	2024	2025
Other financial assets
Receivables from customers transactions	—	40,406
Trade receivables	—	26,379
Settlement with brokers	24,853	23,818
Receivables from VISA and Master Card	2,782	7,674
Other	9,418	10,183

Total other financial assets	37,053	108,460
Less: allowance for impairment losses (Note 7)	(7,260)	(11,035)

Total net other financial assets	29,793	97,425

Other non-financial assets
Prepayments for goods and services	55,683	58,026
Investment property	14,619	14,100
Taxes receivable	5,818	12,552
Other	1,460	2,855

Total other non-financial assets	77,580	87,533
Less: allowance for impairment losses	(1,279)	(1,422)

Total net other non-financial assets	76,301	86,111

Total other assets	106,094	183,536

Summary of Investment Property Movement

Investment property movement is presented as follows:

	2024	2025

Cost
As at 1 January	17,328	15,914
Additions	19	72
Disposals	(1,433)	(504)
As at 31 December	15,914	15,482

Accumulated depreciation
As at 1 January	(1,263)	(1,295)
Depreciation charge	(210)	(185)
Disposals	178	98
As at 31 December	(1,295)	(1,382)

Net book value	14,619	14,100